UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT



                                               JANUARY 31, 2005


                                               DAVIS NEW YORK
                                               VENTURE FUND























[DAVIS FUNDS LOGO]

                                TABLE OF CONTENTS





Shareholder Letter.............................................................2

Management's Discussion and Analysis...........................................3

Expense Example................................................................6

Fund Overview..................................................................8

Schedule of Investments........................................................9

Statement of Assets and Liabilities...........................................15

Statement of Operations.......................................................17

Statements of Changes in Net Assets...........................................18

Notes to Financial Statements.................................................19

Financial Highlights..........................................................27

Fund Information..............................................................32

Directors and Officers........................................................33

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Quarterly Review. In this Review, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Quarterly Review either at our website, www.davisfunds.com, or by calling 1-800-279-0279.


Sincerely,






/s/ Christopher C. Davis
Christopher C. Davis
President

March 1, 2005

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended January 31, 2005, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 8.15%. U.S. economic activity, as measured by the gross domestic product, fell sharply in the third quarter then slowly increased through the fourth quarter of 2004. Interest rates, as measured by the 10-year Treasury bond, slowly declined from July through October of 2004, then slowly rose through January 2005.

PERFORMANCE OVERVIEW

Davis New York Venture Fund's Class A shares delivered a total return on net asset value of 10.72% for the six-month period ended January 31, 2005(2). Over the same time period the Standard & Poor's 500(R) Index(1) returned 8.15%. The Fund's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term. Typically, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion.

The Fund's largest holdings over the six-month period were in financial service companies, banks and savings & loan companies, and energy companies. The Fund's holdings in all three sectors out-performed the S&P 500(R) Index and contributed to the Fund's performance.

Important contributors(3) among the Fund's energy holdings included ConocoPhillips(4) and Devon Energy. ConocoPhillips increased by 18.49% and Devon Energy increased by 17.37%, over the six-month period ended January 31, 2005.

Important contributors among the Fund's bank and savings & loan holdings included Golden West Financial and HSBC Holdings. Golden West Financial increased by 21.12% and HSBC Holdings, after adjusting for exchange rates, increased by 14.73%, over the six-month period ended January 31, 2005. Another bank and savings & loan holding, Fifth Third Bancorp, was down 4.54% over the same time period, detracting from the Fund's performance.

Important contributors among the Fund's financial service holdings included Citigroup, Loews, and American Express. Over the six-month period ended January 31, 2005, Citigroup increased by 12.26% and Loews increased by 20.66%. Over the same time period, American Express, the Fund's largest holding, trailed the S&P 500(R) Index, but still increased by 6.64%.

Altria Group, a consumer products company, merits special mention. The Fund's large investment in the company coupled with its performance, up 37.73%, over the six-month period ended January 31, 2005, made Altria Group the single largest contributor to the Fund's performance. Other companies contributing to performance included Tyco International, a diversified manufacturing company, and Costco, a discount retail company. Over the six-month period, Tyco International increased by 16.95% and Costco increased by 16.44%.

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

PERFORMANCE OVERVIEW - CONTINUED

Individual companies detracting from performance included: American International Group, a multi-line insurance company, Marsh & McLennan, an insurance brokerage company, Iron Mountain, a business services company, and two health care companies, Eli Lilly and Pfizer. Over the six-month period ended January 31, 2005, American International Group decreased by 5.96%, Marsh & McLennan decreased by 26.23%, and Eli Lilly decreased by 13.85%. Iron Mountain decreased by 15.82% since being purchased in September 2004. Pfizer decreased by 17.87% before being sold in December 2004.

The Fund's portfolio managers have identified a number of investment opportunities in foreign companies. The Fund had 12.95% of its portfolio invested in foreign companies at January 31, 2005. The Fund benefited from these foreign companies as they accounted for approximately 18% of the Fund's gross performance over the six-month period ended January 31, 2005. The foreign companies that contributed most to the performance were: Julius Baer, an investment firm, and HSBC Holdings, mentioned above. Julius Baer increased by 30.06%, after adjusting for exchange rates, over the six-month period ended January 31, 2005. Takefuji, a financial services company, decreased by 1.76% over the same six-month period, and detracted from the Fund's performance.

-----------------------------------------

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis New York Venture Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis New York Venture Fund are: (1) market risk, (2) company risk, (3) foreign country risk, (4) financial services risk,
(5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis New York Venture Fund's Class A shares for the periods ended January 31, 2005. Returns for other classes of shares will vary from the following returns:

(Without a 4.75% sales charge taken into consideration)

-------------------------------------------------------------------------------------------------------
FUND NAME                          ONE YEAR       FIVE YEARS       TEN YEARS         INCEPTION
-------------------------------------------------------------------------------------------------------
Davis New York Venture A             9.39%           3.88%           14.00%      13.43% - 02/17/69
-------------------------------------------------------------------------------------------------------

(With the maximum 4.75% sales charge taken into consideration)
FUND NAME                          ONE YEAR       FIVE YEARS       TEN YEARS         INCEPTION
-------------------------------------------------------------------------------------------------------
Davis New York Venture A             4.21%           2.87%           13.44%      13.27% - 02/17/69
-------------------------------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) A company's contribution to the Fund's performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS NEW YORK VENTURE FUND
EXPENSE EXAMPLE (UNAUDITED)

================================================================================


                               BEGINNING        ENDING          EXPENSES PAID
                             ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*
                              (08/01/04)      (01/31/05)     (08/01/04-01/31/05)
                              ----------      ----------     -------------------
CLASS A
  Actual....................   $1,000.00       $1,107.24            $4.73
  Hypothetical..............   $1,000.00       $1,020.72            $4.53
CLASS B
  Actual....................   $1,000.00       $1,102.29            $9.01
  Hypothetical..............   $1,000.00       $1,016.64            $8.64
CLASS C
  Actual....................   $1,000.00       $1,102.61            $8.96
  Hypothetical..............   $1,000.00       $1,016.69            $8.59
CLASS R
  Actual....................   $1,000.00       $1,105.87            $6.00
  Hypothetical..............   $1,000.00       $1,019.51            $5.75
CLASS Y
  Actual....................   $1,000.00       $1,108.71            $3.14
  Hypothetical..............   $1,000.00       $1,022.23            $3.01


Hypothetical assumes 5% annual return before expenses.


*Expenses are equal to the Class's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 7 for a description of the "Expense Example". The annualized expense ratios for the six-month period ended January 31, 2005 are as follows:


                                ANNUALIZED
                              EXPENSE RATIO
                              -------------
Class A.....................       0.89%
Class B.....................       1.70%
Class C.....................       1.69%
Class R.....................       1.13%
Class Y.....................       0.59%

DAVIS NEW YORK VENTURE FUND
EXPENSE EXAMPLE (UNAUDITED) - CONTINUED

================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/04 to 01/31/05. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND
FUND OVERVIEW
At January  31, 2005 (Unaudited)

================================================================================


          [GRAPHIC OMITTED]                                              [GRAPHIC OMITTED]

PORTFOLIO MAKEUP (% OF FUND NET ASSETS)                                  SECTOR WEIGHTINGS
                                                                     (% OF LONG TERM PORTFOLIO)
Short Term Investments, Other Assets & Liabilities     3.1%       Diversified                5.2%
Common Stocks                                         96.9%       Energy                     8.9%
                                                                  Insurance                 16.0%
                                                                  Technology                 2.6%
                                                                  Retail                     3.2%
                                                                  Health Care                3.6%
                                                                  Banking                   13.3%
                                                                  Cable Television           2.2%
                                                                  Consumer Products          6.0%
                                                                  Other                     10.4%
                                                                  Industrial                 2.5%
                                                                  Financial Services        22.5%
                                                                  Food & Restaurants         3.6%


TOP 10 HOLDINGS                                                                   % OF FUND
STOCK                                 SECTOR                                      NET ASSETS
---------------------------------------------------------------------------------------------
American Express Co.                  Financial Services                             6.82%
Altria Group, Inc.                    Consumer Products                              5.80%
Tyco International Ltd.               Diversified Manufacturing                      4.65%
American International Group, Inc.    Multi-Line Insurance                           4.30%
Berkshire Hathaway Inc., Class A      Property/Casualty Insurance                    3.60%
Wells Fargo & Co.                     Banks and Savings & Loan Associations          3.58%
HSBC Holdings PLC                     Banks and Savings & Loan Associations          3.55%
Golden West Financial Corp.           Banks and Savings & Loan Associations          3.49%
Citigroup Inc.                        Financial Services                             3.44%
Costco Wholesale Corp.                Discount Retailer                              3.14%

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)

===================================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                              (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (96.91%)
    AUTOMOTIVE - (0.83%)
      2,523,200     AutoZone, Inc.*.......................................................   $     225,195,600
                                                                                             -----------------
    BANKS AND SAVINGS & LOAN ASSOCIATIONS - (12.91%)
      5,854,200     Fifth Third Bancorp...................................................         272,073,945
     14,667,200     Golden West Financial Corp. ..........................................         947,794,464
     58,264,137     HSBC Holdings PLC.....................................................         964,274,574
     28,278,926     Lloyds TSB Group PLC..................................................         264,375,413
      1,993,100     State Street Corp. ...................................................          89,310,811
     15,893,100     Wells Fargo & Co. ....................................................         974,247,030
                                                                                             -----------------
                                                                                                 3,512,076,237
                                                                                             -----------------
    BUILDING MATERIALS - (1.71%)
      4,022,400     Martin Marietta Materials, Inc. (b)...................................         217,290,048
      4,404,220     Vulcan Materials Co. .................................................         248,750,346
                                                                                             -----------------
                                                                                                   466,040,394
                                                                                             -----------------

    BUSINESS SERVICES - (2.08%)
      5,019,600     D&B Corp.* (b)........................................................         291,638,760
      9,761,700     Iron Mountain Inc.* (b)...............................................         275,279,940
                                                                                             -----------------
                                                                                                   566,918,700
                                                                                             -----------------

    CABLE TELEVISION - (2.14%)
     18,417,100     Comcast Corp., Special Class A*........................................        582,072,446
                                                                                             -----------------
    CONSUMER PRODUCTS - (5.80%)
     24,715,400     Altria Group, Inc. ...................................................       1,577,583,982
                                                                                             -----------------
    DISCOUNT RETAILER - (3.14%)
     18,051,900     Costco Wholesale Corp. ...............................................         852,771,756
                                                                                             -----------------
    DIVERSIFIED COMMERCIAL SERVICES - (0.40%)
     38,067,500     Rentokil Initial PLC..................................................         109,007,298
                                                                                             -----------------
    DIVERSIFIED MANUFACTURING - (4.65%)
     34,994,506     Tyco International Ltd. ..............................................       1,264,701,447
                                                                                             -----------------
    E-COMMERCE/SERVICES - (0.42%)
      4,739,500     IAC/InterActiveCorp*..................................................         114,719,597
                                                                                             -----------------
    ENERGY - (8.65%)
      8,018,543     ConocoPhillips........................................................         744,040,605
     14,470,886     Devon Energy Corp. ...................................................         588,530,934
      5,776,900     EOG Resources, Inc. ..................................................         428,934,825
      6,802,400     Occidental Petroleum Corp. ...........................................         397,124,112
      4,375,300     Transocean Inc.*......................................................         192,513,200
                                                                                             -----------------
                                                                                                 2,351,143,676
                                                                                             -----------------

    FINANCIAL SERVICES - (19.33%)
     34,766,200     American Express Co. .................................................       1,854,776,770
     19,097,316     Citigroup Inc. .......................................................         936,723,350
      8,077,100     H&R Block, Inc. ......................................................         390,204,701

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

===================================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                              (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
    FINANCIAL SERVICES - (CONTINUED)
     22,313,140     JPMorgan Chase & Co. .................................................   $     832,949,516
      7,498,500     Loews Corp. ...........................................................        509,898,000
      4,467,800     Moody's Corp. ........................................................         374,312,284
      8,362,000     Providian Financial Corp.*............................................         139,478,160
      3,103,590     Takefuji Corp. .......................................................         217,407,018
                                                                                             -----------------
                                                                                                 5,255,749,799
                                                                                             -----------------

    FOOD/BEVERAGE & RESTAURANT - (3.51%)
     29,198,478     Diageo PLC............................................................         397,975,540
      7,849,250     Heineken Holding NV, Class A..........................................         239,831,763
      5,410,400     Hershey Foods Corp. ..................................................         316,454,296
                                                                                             -----------------
                                                                                                   954,261,599
                                                                                             -----------------

    HEALTH CARE - (3.45%)
      5,065,800     Cardinal Health, Inc. ................................................         285,305,856
      4,512,400     Eli Lilly and Co. ....................................................         244,752,576
      6,505,400     HCA Inc. .............................................................         289,620,408
      2,495,000     Novartis AG, Registered (c)...........................................         119,820,541
                                                                                             -----------------
                                                                                                   939,499,381
                                                                                             -----------------

    INDUSTRIAL - (2.37%)
     12,554,600     Sealed Air Corp.* (b).................................................         644,050,980
                                                                                             -----------------
    INSURANCE BROKERS - (1.71%)
      8,624,600     Aon Corp. ............................................................         196,123,404
      8,301,600     Marsh & McLennan Cos, Inc. ...........................................         269,802,000
                                                                                             -----------------
                                                                                                   465,925,404
                                                                                             -----------------

    INVESTMENT FIRMS - (2.45%)
      1,283,952     Julius Baer Holding, Ltd. AG (b)......................................         449,745,593
      3,845,780     Morgan Stanley........................................................         215,209,849
                                                                                             -----------------
                                                                                                   664,955,442
                                                                                             -----------------

    LIFE INSURANCE - (0.56%)
      2,590,200     Principal Financial Group, Inc. ......................................         105,110,316
      1,494,700     Sun Life Financial Inc. (c)...........................................          48,248,916
                                                                                             -----------------
                                                                                                   153,359,232
                                                                                             -----------------

    MANUFACTURING - (0.02%)
         76,000     Hunter Douglas NV.....................................................           4,019,390
                                                                                             -----------------
    MEDIA - (1.69%)
      4,778,665     Lagardere S.C.A. .....................................................         361,128,924
      8,941,680     WPP Group PLC.........................................................          97,281,161
                                                                                             -----------------
                                                                                                   458,410,085
                                                                                             -----------------

    MULTI-LINE INSURANCE - (4.30%)
     17,660,010     American International Group, Inc. ...................................       1,170,682,063
                                                                                             -----------------

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

===================================================================================================================
                                                                                                         VALUE
   SHARES                                        SECURITY                                              (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
    PROPERTY/CASUALTY INSURANCE - (7.33%)
         10,877     Berkshire Hathaway Inc., Class A*.....................................   $     977,842,300
         13,286     Berkshire Hathaway Inc., Class B*.....................................          39,779,745
      1,610,500     Chubb Corp. ..........................................................         119,950,040
         79,700     Markel Corp.*.........................................................          27,177,700
      9,898,400     Progressive Corp. (Ohio)..............................................         828,001,160
                                                                                             -----------------
                                                                                                 1,992,750,945
                                                                                             -----------------

    PUBLISHING - (0.48%)
      1,622,200     Gannett Co., Inc. ....................................................         129,840,888
                                                                                             -----------------
    REAL ESTATE - (1.38%)
        800,800     Centerpoint Properties Trust..........................................          33,993,960
     10,758,304     General Growth Properties, Inc. ......................................         341,791,318
                                                                                             -----------------
                                                                                                   375,785,278
                                                                                             -----------------

    REINSURANCE - (1.58%)
        617,800     Everest Re Group, Ltd. ...............................................          53,686,820
      6,194,262     Transatlantic Holdings, Inc. (b)......................................         376,301,416
                                                                                             -----------------
                                                                                                   429,988,236
                                                                                             -----------------

    TECHNOLOGY - (2.56%)
      5,554,700     Lexmark International, Inc., Class A*.................................         462,984,245
      8,895,300     Microsoft Corp. ......................................................         233,635,054
                                                                                             -----------------
                                                                                                   696,619,299
                                                                                             -----------------

    TELECOMMUNICATIONS - (0.69%)
      4,834,300     Nokia Oyj, ADR........................................................          73,868,104
      5,709,300     SK Telecom Co., Ltd., ADR (c).........................................         113,957,628
                                                                                             -----------------
                                                                                                   187,825,732
                                                                                             -----------------

    TRANSPORTATION - (0.77%)
      2,796,300     United Parcel Service, Inc., Class B...................................        208,827,684
                                                                                             -----------------

                           Total Common Stocks - (identified cost $17,911,169,410)........      26,354,782,570
                                                                                             -----------------

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

===================================================================================================================
                                                                                                         VALUE
   PRINCIPAL                                     SECURITY                                              (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (3.57%)
$   248,005,000     Banc of America Securities LLC Joint Repurchase Agreement,
                        2.50%, 02/01/05, dated 01/31/05, repurchase value of
                        $248,022,223 (collateralized by: U.S. Government obligations
                         in a pooled cash account, total market value $252,965,100).......   $     248,005,000
    206,670,000     Morgan Stanley & Co. Inc. Joint Repurchase Agreement,
                        2.50%, 02/01/05, dated 01/31/05, repurchase value of
                        $206,684,352 (collateralized by: U.S. Government obligations
                         in a pooled cash account, total market value $210,803,400).......         206,670,000
    275,560,000     Nomura Securities International, Inc. Joint Repurchase Agreement,
                        2.52%, 02/01/05, dated 01/31/05, repurchase value of
                        $275,579,289 (collateralized by: U.S. Government obligations
                         in a pooled cash account, total market value $281,071,200).......         275,560,000
    240,457,000     UBS Financial Services Inc. Joint Repurchase Agreement,
                        2.50%, 02/01/05, dated 01/31/05, repurchase value of
                        $240,473,698 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $245,266,140)........         240,457,000
                                                                                             -----------------

                           Total Repurchase Agreements - (identified cost $970,692,000)...         970,692,000
                                                                                             -----------------


INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (0.27%)

      MONEY MARKET INSTRUMENTS - (0.09%)
     24,494,222     UBS Private Money Market LLC, 2.249%
                        (identified cost $24,494,222)......................................         24,494,222
                                                                                             -----------------

DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)

===================================================================================================================
                                                                                                         VALUE
   PRINCIPAL                                     SECURITY                                              (NOTE 1)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - (CONTINUED)
      REPURCHASE AGREEMENTS - (0.18%)
$    12,775,000     Banc of America Securities LLC Joint Repurchase Agreement,
                        2.50%, 02/01/05, dated 01/31/05, repurchase value of
                        $12,775,887 (collateralized by: U.S. Government obligations
                         in a pooled cash account, total market value $13,030,500)........   $      12,775,000
     10,645,000     Morgan Stanley & Co. Inc. Joint Repurchase Agreement,
                        2.50%, 02/01/05, dated 01/31/05, repurchase value of
                        $10,645,739 (collateralized by: U.S. Government obligations
                         in a pooled cash account, total market value $10,857,900)........          10,645,000
     14,194,000     Nomura Securities International, Inc. Joint Repurchase Agreement,
                        2.52%, 02/01/05, dated 01/31/05, repurchase value of
                        $14,194,994 (collateralized by: U.S. Government obligations
                         in a pooled cash account, total market value $14,477,880)........          14,194,000
     12,386,000     UBS Financial Services Inc. Joint Repurchase Agreement,
                        2.50%, 02/01/05, dated 01/31/05, repurchase value of
                        $12,386,860 (collateralized by: U.S. Government obligations
                        in a pooled cash account, total market value $12,633,720).........          12,386,000
                                                                                             -----------------

                           Total Repurchase Agreements - (identified cost $50,000,000)....          50,000,000
                                                                                             -----------------

                    Total Investment of Cash Collateral for
                           Securities Loaned - (identified cost $74,494,222)..............          74,494,222
                                                                                             -----------------



                    Total Investments - (identified cost $18,956,355,632) - (100.75%)(a)..      27,399,968,792
                    Liabilities Less Other Assets - (0.75%)...............................        (204,905,140)
                                                                                             -----------------
                           Net Assets - (100%)............................................   $  27,195,063,652
                                                                                             =================


DAVIS NEW YORK VENTURE FUND
SCHEDULE OF INVESTMENTS - (Continued)
January 31, 2005 (Unaudited)
================================================================================

(a) Aggregate cost for Federal Income Tax purposes is $18,968,517,719. At January 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

           Unrealized appreciation.......................   $   8,927,205,999
           Unrealized depreciation.......................        (495,754,926)
                                                            -----------------
                  Net unrealized appreciation............   $   8,431,451,073
                                                            =================


(b) Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2005. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2005 amounts to $2,254,306,737. Transactions during the period in which the issuers were affiliates are as follows:

                                Shares           Gross        Gross         Shares               Dividend
Security                        July 31, 2004    Additions    Reductions    January  31, 2005     Income
--------                        -------------    ---------    ----------    -----------------     ------
D&B Corp.                           5,030,700        -            11,100         5,019,600           -
Iron Mountain Inc.                     -         9,770,000         8,300         9,761,700           -
Julius Baer Holding, Ltd. AG        1,283,952        -             -             1,283,952           -
Martin Marietta Materials, Inc.     4,031,300        -             8,900         4,022,400      $1,610,740
Sealed Air Corp.                   12,582,500        -            27,900        12,554,600           -
Transatlantic Holdings, Inc.        6,208,063        -            13,801         6,194,262       1,240,232


(c) Security is partially on loan - See Note 7 of the Notes to Financial Statements.


*    Non-Income Producing Security.















SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENT OF ASSETS AND LIABILITIES
At January 31, 2005 (Unaudited)
================================================================================


ASSETS:
     Investments in securities, at value (see accompanying Schedule of Investments):
         Unaffiliated companies (including securities loaned of $71,094,467)
         (cost of $17,110,433,815) ....................................................... $    25,071,167,833
         Affiliated companies  (cost of $1,771,427,595)...................................       2,254,306,737
         Collateral for securities loaned (cost of $74,494,222) (Note 7)..................          74,494,222
     Cash.................................................................................             367,839
     Receivables:
         Capital stock sold...............................................................          91,587,630
         Dividends and interest...........................................................          11,865,588
                                                                                             -----------------
              Total assets................................................................      27,503,789,849
                                                                                             -----------------

LIABILITIES:
     Return of collateral for securities loaned (Note 7)..................................          74,494,222
     Payables:
         Investment securities purchased..................................................         154,640,990
         Capital stock redeemed...........................................................          51,110,660
     Accrued expenses.....................................................................           5,722,463
     Accrued management fee...............................................................          11,602,266
     Distribution and service plan fees (Note 4)..........................................          11,155,596
                                                                                             -----------------
              Total liabilities...........................................................         308,726,197
                                                                                             -----------------
NET ASSETS ...............................................................................   $  27,195,063,652
                                                                                             =================


NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $      45,082,250
     Additional paid-in capital...........................................................      21,101,052,996
     Net unrealized appreciation on investments and translation of assets
         and liabilities denominated in foreign currency..................................       8,443,622,129
     Undistributed net investment loss....................................................         (20,719,850)
     Accumulated net realized losses from investments and foreign currency transactions...      (2,373,973,873)
                                                                                             -----------------
              Net assets..................................................................   $  27,195,063,652
                                                                                             =================

DAVIS NEW YORK VENTURE FUND
STATEMENT OF ASSETS AND LIABILITIES - (Continued)
At January 31, 2005 (Unaudited)
================================================================================


     CLASS A SHARES
         Net assets.......................................................................   $  15,298,946,279
         Shares outstanding...............................................................         500,362,519
         Net asset value and redemption price per share...................................           $   30.58
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $30.58)*..........................           $   32.10
                                                                                                     =========
     CLASS B SHARES
         Net assets.......................................................................   $   5,456,166,146
         Shares outstanding...............................................................         186,067,829
         Net asset value, offering and redemption price per share.........................           $   29.32
                                                                                                     =========
     CLASS C SHARES
         Net assets.......................................................................   $   4,474,614,896
         Shares outstanding...............................................................         151,621,350
         Net asset value, offering and redemption price per share.........................           $   29.51
                                                                                                     =========
     CLASS R SHARES
         Net assets.......................................................................   $      47,217,663
         Shares outstanding...............................................................           1,542,232
         Net asset value, offering and redemption price per share.........................           $   30.62
                                                                                                     =========
     CLASS Y SHARES
         Net assets.......................................................................   $   1,918,118,668
         Shares outstanding...............................................................          62,051,068
         Net asset value, offering and redemption price per share.........................           $   30.91
                                                                                                     =========

*On purchases of $100,000 or more, the offering price is reduced.












SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENT OF OPERATIONS
For the six months ended January 31, 2005 (Unaudited)

================================================================================

INVESTMENT INCOME:
     Income:
         Dividends:
              Unaffiliated companies (Net of foreign withholding taxes of $4,389,718).....   $     205,510,361
              Affiliated companies........................................................           2,850,972
         Interest.........................................................................           4,382,409
         Lending fees.....................................................................             292,050
                                                                                             -----------------
                  Total income............................................................         213,035,792
     Expenses:
         Management fees (Note 3)........................................  $    63,185,180
         Custodian fees..................................................        1,890,674
         Transfer agent fees
              Class A....................................................        7,715,979
              Class B....................................................        4,642,805
              Class C....................................................        3,172,628
              Class R....................................................           12,343
              Class Y....................................................          474,030
         Audit fees......................................................           43,200
         Legal fees......................................................           64,791
         Accounting fees (Note 3)........................................          199,998
         Reports to shareholders.........................................        1,373,869
         Directors' fees and expenses....................................          267,718
         Registration and filing fees....................................          307,880
         Miscellaneous...................................................          159,058
         Payments under distribution plan (Note 4)
              Class A....................................................       17,588,657
              Class B....................................................       26,994,184
              Class C....................................................       20,952,918
              Class R....................................................           61,092
                                                                           ---------------
                  Total expenses..........................................................         149,107,004
                  Expenses paid indirectly  (Note 6)......................................                (634)
                                                                                             -----------------
                  Net expenses............................................................         149,106,370
                                                                                             -----------------
                      Net investment income...............................................          63,929,422
                                                                                             -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) from:
         Investment transactions:
              Unaffiliated companies......................................................         (40,135,903)
              Affiliated companies........................................................             246,807
         Foreign currency transactions....................................................             159,215
     Net increase in unrealized appreciation on investments and translation
         of assets and liabilities in foreign currencies..................................       2,493,274,992
                                                                                             -----------------
     Net realized and unrealized gain on investments and foreign currency.................       2,453,545,111
                                                                                             -----------------
                  Net increase in net assets resulting from operations....................   $   2,517,474,533
                                                                                             =================



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                               SIX MONTHS
                                                                                  ENDED
                                                                               JANUARY 31,        YEAR ENDED
                                                                                  2005              JULY 31,
                                                                               (UNAUDITED)            2004
                                                                         -----------------   -----------------
OPERATIONS:
     Net investment income.............................................  $      63,929,422   $     102,066,191
     Net realized loss from investments, foreign currency
         transactions, and payments by affiliates......................        (39,729,881)       (295,787,716)
     Net increase in unrealized appreciation on investments and
         translation of assets and liabilities in foreign currencies...      2,493,274,992       3,510,030,767
                                                                         -----------------   -----------------
       Net increase in net assets resulting from operations............      2,517,474,533       3,316,309,242

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:

     Net investment income:
         Class A  .....................................................       (111,718,648)        (76,851,585)
         Class B  .....................................................           (190,289)           (105,899)
         Class C  .....................................................         (1,043,959)           (971,079)
         Class R  .....................................................           (138,455)               (704)
         Class Y  .....................................................        (17,850,940)        (11,439,720)



CAPITAL SHARE TRANSACTIONS:
     Net increase (decrease) in net assets resulting from capital share transactions (Note 5)
         Class A  .....................................................      1,120,579,613       1,611,115,087
         Class B  .....................................................       (334,264,169)       (485,819,542)
         Class C  .....................................................        169,451,503         239,007,177
         Class R  .....................................................         34,898,272          10,409,126
         Class Y  .....................................................        420,298,411         118,495,019
                                                                         -----------------   -----------------

     Total increase in net assets......................................      3,797,495,872       4,720,147,122

NET ASSETS:

     Beginning of period...............................................     23,397,567,780      18,677,420,658
                                                                         -----------------   -----------------
     End of period*....................................................  $  27,195,063,652   $  23,397,567,780
                                                                         =================   =================

       *Including undistributed net investment income (loss) of........  $    (20,719,850)   $      46,293,019






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS
January  31, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January  31, 2005 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

     Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.


FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At January 31, 2005, the Fund had available for Federal income tax purposes unused capital loss carryovers of $2,041,249,000 of which $4,237,000 expires in 2009, $458,003,000 expires in 2010, $1,141,176,000 expires in 2011, and $437,833,000 expires in
2012. In addition, at January 31, 2005, the Fund had approximately $280,833,000 of post October 2003 losses available to offset future capital gains, if any, which expire in 2013.


SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January  31, 2005 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2005, were $1,018,574,562 and $466,146,310, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Advisory fees are paid monthly to Davis Advisors (the "Adviser"), the Fund's investment adviser. The annual rate is 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, 0.55% of the average net assets on the next $2.5 billion, 0.54% of the average net assets on the next $1 billion, 0.53% of the average net assets on the next $1 billion, 0.52% of the average net assets on the next $1 billion, 0.51% of the average net assets on the next $1 billion, and 0.50% of the average net assets on the next $3 billion, 0.485% of the average net assets on the next $8 billion and 0.47% of the average net assets in excess of $18 billion. Management fees paid during the six months ended January 31, 2005, approximated 0.50% of average net assets.

     State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2005, amounted to $1,100,088. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee amounted to $199,998 for the six months ended January 31, 2005. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January  31, 2005 (Unaudited)

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

     During the six months ended January 31, 2005, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received $8,563,844 from commissions earned on sales of Class A shares of the Fund, of which $1,312,942 was retained by the Underwriter and the remaining $7,250,902 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Fund's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Fund for the six months ended January 31, 2005, was $17,588,657.

       CLASS B SHARES

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

     The Fund pays a distribution fee to reimburse the Distributor for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

     During the six months ended January 31, 2005, Class B shares of the Fund made distribution plan payments which included distribution fees of $20,271,050 and service fees of $6,723,134.

     Commission advances by the Distributor during the six months ended January 31, 2005 on the sale of Class B shares of the Fund amounted to $4,791,657, all of which was reallowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Fund in the amount of $319,554,932 representing the cumulative commission advances by the Distributor on the sale of the Fund's Class B shares, plus interest, reduced by cumulative distribution fees paid by the Fund and cumulative contingent deferred sales charges paid by redeeming shareholders. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payment are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January  31, 2005 (Unaudited)

================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

         CLASS B SHARES - (CONTINUED)

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2005 the Distributor received $2,963,147 in contingent deferred sales charges from Class B shares of the Fund.

         CLASS C SHARES

     Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

     During the six months ended January 31, 2005, Class C shares of the Fund made distribution plan payments which included distribution fees of $15,714,689 and service fees of $5,238,229. During the six months ended January 31, 2005, the Distributor received $159,940 in contingent deferred sales charges from Class C shares of the Fund.

         CLASS R SHARES

     Class R shares of the Fund are sold and redeemed at net asset value. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class R shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

     During the six months ended January 31, 2005, Class R shares of the Fund made distribution plan payments which included distribution fees and service fees of $30,546 for each.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January  31, 2005 (Unaudited)

================================================================================

NOTE 5 - CAPITAL STOCK

     At January 31, 2005, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 2,125,000,000 of which shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

CLASS A                                                 SIX MONTHS ENDED
-------                                                 JANUARY 31, 2005                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2004
                                                --------------------------------  ------------------------------
                                                   SHARES            AMOUNT          SHARES           AMOUNT
                                                   ------            ------          ------           ------
Shares subscribed..............................    76,483,851  $   2,239,828,228   129,537,957  $  3,537,315,624
Shares issued in reinvestment of distributions.     3,462,259        104,733,451     2,700,189        71,365,847
                                                -------------  -----------------  ------------  ----------------
                                                   79,946,110      2,344,561,679   132,238,146     3,608,681,471
Shares redeemed................................   (41,913,179)    (1,223,982,066)  (73,663,816)   (1,997,566,384)
                                                -------------  -----------------  ------------  ----------------
     Net increase..............................    38,032,931  $   1,120,579,613    58,574,330  $  1,611,115,087
                                                =============  =================  ============ =================

CLASS B                                                 SIX MONTHS ENDED
-------                                                 JANUARY 31, 2005                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2004
                                                --------------------------------  ------------------------------
                                                    SHARES            AMOUNT          SHARES          AMOUNT
                                                    ------            ------          ------          ------

Shares subscribed..............................     6,517,562  $     182,032,498    17,255,350  $    445,891,461
Shares issued in reinvestment of distributions.         6,001            174,375         3,859            97,967
                                                -------------  -----------------  ------------  ----------------
                                                    6,523,563        182,206,873    17,259,209       445,989,428
Shares redeemed................................   (18,474,238)      (516,471,042)  (35,819,817)     (931,808,970)
                                                -------------  -----------------  ------------  ----------------
     Net decrease..............................   (11,950,675) $    (334,264,169)  (18,560,608) $   (485,819,542)
                                                =============  =================  ============  ================


CLASS C                                                SIX MONTHS ENDED
-------                                                JANUARY  31, 2005                  YEAR ENDED
                                                          (UNAUDITED)                   JULY 31, 2004
                                                --------------------------------  ------------------------------
                                                   SHARES            AMOUNT          SHARES          AMOUNT
                                                   ------            ------          ------          ------
Shares subscribed..............................    14,976,402  $     421,995,893    27,305,099  $    717,037,581
Shares issued in reinvestment of distributions.        33,016            965,024        35,030           895,031
                                                -------------  -----------------  ------------  ----------------
                                                   15,009,418        422,960,917    27,340,129       717,932,612
Shares redeemed................................    (9,025,555)      (253,509,414)  (18,332,071)     (478,925,435)
                                                -------------  -----------------  ------------  ----------------
     Net increase..............................     5,983,863  $     169,451,503     9,008,058  $    239,007,177
                                                =============  =================  ============  ================

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January  31, 2005 (Unaudited)

================================================================================

NOTE 5 - CAPITAL STOCK - (CONTINUED)

CLASS R                                                                                 AUGUST 20, 2003
-------                                                 SIX MONTHS ENDED             (INCEPTION OF CLASS)
                                                        JANUARY 31, 2005                    THROUGH
                                                           (UNAUDITED)                   JULY 31, 2004
                                                 --------------------------------  ------------------------------
                                                    SHARES            AMOUNT          SHARES          AMOUNT
                                                    ------            ------          ------          ------
Shares subscribed..............................      1,322,199  $      39,230,871       381,213  $     10,854,447
Shares issued in reinvestment of distributions.          4,563            138,272            27               704
                                                 -------------  -----------------  ------------  ----------------
                                                     1,326,762         39,369,143       381,240        10,855,151
Shares redeemed................................       (150,041)        (4,470,871)      (15,729)         (446,025)
                                                 -------------  -----------------  ------------  ----------------
     Net increase..............................      1,176,721  $      34,898,272       365,511  $     10,409,126
                                                 =============  =================  ============  ================



CLASS Y                                                 SIX MONTHS ENDED
-------                                                 JANUARY 31, 2005                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2004
                                                 --------------------------------  ------------------------------
                                                    SHARES            AMOUNT          SHARES          AMOUNT
                                                    ------            ------          ------          ------
Shares subscribed..............................     20,095,855  $     599,147,304    15,287,681  $    426,257,699
Shares issued in reinvestment of distributions.        436,773         13,347,805       328,341         8,766,699
                                                 -------------  -----------------  ------------  ----------------
                                                    20,532,628        612,495,109    15,616,022       435,024,398
Shares redeemed................................     (6,520,151)      (192,196,698)  (11,605,390)     (316,529,379)
                                                 -------------  -----------------  ------------  ----------------
     Net increase..............................     14,012,477  $     420,298,411     4,010,632  $    118,495,019
                                                 =============  =================  ============  ================

NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $634 during the six months ended January 31, 2005.

DAVIS NEW YORK VENTURE FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January  31, 2005 (Unaudited)

================================================================================

NOTE 7 - SECURITIES LOANED

     Davis New York Venture Fund (the "Fund") has entered into a securities lending arrangement with UBS Financial Services, Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services, Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2005, the Fund had on loan securities valued at $71,094,467; cash of $74,494,222 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 8 - BANK BORROWINGS

    The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2005.

NOTE 9 - PAYMENTS BY AFFILIATES

The Adviser reimbursed the Fund for commissions paid to certain broker dealers which received brokerage which was directed for sale of fund shares from January 1, 2000 to July 31, 2003. The amount paid to the Fund in the fiscal year ended July 31, 2004 was $2,246,097.

NOTE 10 - LITIGATION MATTERS

    On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. ("Davis Advisors") including the Davis New York Venture Fund. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits have been consolidated into a single action. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Fund does not expect this lawsuit to have a material adverse effect on the assets or results of the Fund.

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS A

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                   SIX MONTHS
                                                     ENDED
                                                   JANUARY 31,                 YEAR ENDED JULY 31,
                                                      2005     --------------------------------------------------
                                                   (UNAUDITED)   2004     2003      2002       2001       2000
                                                   -----------   ----     ----      ----       ----       ----

Net Asset Value, Beginning of Period...........    $ 27.83     $ 23.73   $ 21.47   $ 25.99    $ 30.64    $ 27.73
                                                   -------     -------   -------   -------    -------    -------

Income (Loss) From Investment Operations

     Net Investment Income.....................        .10         .17       .18       .12        .11        .08
     Net Realized and Unrealized Gains (Losses)       2.88        4.12      2.21     (4.61)     (2.07)      3.45
                                                   -------     -------   -------   -------    -------    -------
       Total From Investment Operations........       2.98        4.29      2.39     (4.49)     (1.96)      3.53

Dividends and Distributions

     Dividends from Net Investment Income......       (.23)       (.19)     (.13)     (.03)      (.04)       -(3)
     Distributions in Excess of Net Investment
        Income.................................       -           -         -         -          (.01)       -
     Distributions from Realized Gains.........       -           -         -         -         (2.64)      (.62)
                                                   -------     -------   -------   -------    -------    -------
       Total  Dividends and Distributions......       (.23)       (.19)     (.13)     (.03)     (2.69)      (.62)
                                                   -------     -------   -------   -------    --------   --------

Net Asset Value, End  of Period................    $ 30.58     $ 27.83   $ 23.73   $ 21.47    $ 25.99    $ 30.64
                                                   =======     =======   =======   =======    =======    =======

Total Return(1)................................     10.72%      18.10%    11.19%  (17.29)%    (6.70)%     12.99%

Ratios/Supplemental Data

     Net Assets, End of Period
       (000,000 omitted).......................    $15,299     $12,868   $9,581    $8,734     $10,678    $9,539
     Ratio of Expenses to Average Net Assets...      .89%*        .92%      .95%      .92%       .89%       .88%
     Ratio of Net Investment Income to Average
       Net Assets..............................      .79%*        .77%      .85%      .49%       .50%       .31%
     Portfolio Turnover Rate(2)................         2%          6%       10%       22%        15%        29%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.


*  Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS B

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                     SIX MONTHS
                                                        ENDED
                                                      JANUARY 31,                    YEAR ENDED JULY 31,
                                                         2005     -------------------------------------------------
                                                      (UNAUDITED)    2004     2003       2002     2001       2000
                                                      -----------    ----     ----       ----     ----       ----
Net Asset Value, Beginning of Period.............     $ 26.60     $ 22.70    $ 20.58    $ 25.09  $ 29.85    $ 27.25
                                                      -------     -------    -------    -------  -------    -------

Income (Loss) From Investment Operations

     Net Investment Income (Loss)................        (.01)(4)    (.02)(4)   .01(4)     (.09)    (.03)      (.23)
     Net Realized and Unrealized Gains (Losses)..        2.73        3.92       2.11      (4.42)   (2.09)      3.45
                                                      -------     -------    -------    -------  -------    -------
       Total From Investment Operations..........        2.72        3.90       2.12      (4.51)   (2.12)      3.22

Dividends and Distributions

     Dividends from Net Investment Income........        -(3)        -(3)       -          -        -          -
     Distributions from Realized Gains...........        -           -          -          -       (2.64)      (.62)
                                                      -------     -------    -------    -------  -------    -------


       Total  Dividends and Distributions........       -(3)         -(3)       -          -       (2.64)      (.62)
                                                      -------     -------    -------    -------  -------    -------

Net Asset Value, End  of Period..................     $ 29.32     $ 26.60    $ 22.70    $ 20.58  $ 25.09    $ 29.85
                                                      =======     =======    =======    =======  =======    =======

Total Return(1)..................................      10.23%      17.18%     10.30%   (17.98)%  (7.46)%     12.06%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted).      $5,456      $5,267     $4,917    $4,874    $6,303     $5,724

     Ratio of Expenses to Average Net Assets.....      1.70%*       1.73%      1.77%      1.72%    1.71%      1.71%
     Ratio of Net Investment Income (Loss) to
       Average Net Assets........................     (.02)%*      (.04)%       .03%     (.31)%   (.32)%     (.52)%
     Portfolio Turnover Rate(2)..................          2%          6%        10%        22%      15%        29%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Per share calculations were based on average shares outstanding for the period.

*  Annualized.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS C

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                    SIX MONTHS
                                                       ENDED
                                                    JANUARY 31,                YEAR ENDED JULY 31,
                                                        2005      -----------------------------------------------
                                                    (UNAUDITED)     2004     2003     2002      2001       2000
                                                    -----------     ----     ----     ----      ----       ----
Net Asset Value, Beginning of Period.............     $ 26.77     $ 22.85   $ 20.71  $ 25.24   $ 30.00    $ 27.38
                                                      -------     -------   -------  -------   -------    -------

Income (Loss) From Investment Operations

     Net Investment Income (Loss)................         -(3,4)      -(3,4)   -(3)     (.08)     (.02)      (.21)
     Net Realized and Unrealized Gains (Losses)..        2.75        3.93      2.14    (4.45)    (2.10)      3.45
                                                      -------     -------   -------  -------   -------    -------
       Total From Investment Operations..........        2.75        3.93      2.14    (4.53)    (2.12)      3.24

Dividends and Distributions

     Dividends from Net Investment Income........        (.01)       (.01)     -        -         -           -
     Distributions from Realized Gains...........        -           -         -        -        (2.64)      (.62)
                                                      -------     -------   -------  -------   -------    -------
       Total  Dividends and Distributions........        (.01)       (.01)     -        -        (2.64)      (.62)
                                                      -------     -------   -------  -------   -------    -------

Net Asset Value, End  of Period..................     $ 29.51     $ 26.77   $ 22.85  $ 20.71   $ 25.24    $ 30.00
                                                      =======     =======   =======  =======   =======    =======

Total Return(1)..................................      10.26%      17.19%   10.33%  (17.95)%    (7.42)%    12.07%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted).      $4,475      $3,899   $3,122    $3,004    $3,825     $3,021

     Ratio of Expenses to Average Net Assets.....      1.69%*       1.70%     1.74%    1.70%     1.68%       1.69%
     Ratio of Net Investment Income (Loss) to
       Average Net Assets........................     (.01)%*      (.01)%     .06%    (.29)%    (.29)%     (.50)%

     Portfolio Turnover Rate(2)..................          2%          6%      10%       22%       15%        29%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Per share calculations were based on average shares outstanding for the period.


*  Annualized.




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS R

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                                       AUGUST 20, 2003
                                                       SIX MONTHS        (INCEPTION
                                                          ENDED           OF CLASS)
                                                       JANUARY 31,         THROUGH
                                                          2005            JULY 31,
                                                       (UNAUDITED)          2004
                                                       -----------          ----

Net Asset Value, Beginning of Period...............      $ 27.83           $ 23.98
                                                         -------           -------

Income From Investment Operations

     Net Investment Income.........................          .07(3)            .13(3)
     Net Realized and Unrealized Gains ............         2.88              3.86
                                                         -------           -------
       Total From Investment Operations............         2.95              3.99

Dividends and Distributions

     Dividends from Net Investment Income..........         (.16)             (.14)
                                                         -------           -------
       Total  Dividends and Distributions..........         (.16)             (.14)
                                                         -------           -------

Net Asset Value, End  of Period....................      $ 30.62           $ 27.83
                                                         =======           =======

Total Return(1)....................................       10.59%            16.67%

Ratios/Supplemental Data

     Net Assets, End of Period (000,000 omitted)...          $47               $10

     Ratio of Expenses to Average Net Assets.......       1.13%*            1.15%*
     Ratio of Net Investment Income to Average Net
        Assets.....................................        .55%*             .51%*

     Portfolio Turnover Rate(2)....................           2%                6%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Per share calculations were based on average shares outstanding for the period.


*  Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FINANCIAL HIGHLIGHTS
CLASS Y

================================================================================

Financial Highlights for a share of capital stock outstanding throughout each period.

                                                    SIX MONTHS
                                                      ENDED
                                                    JANUARY 31,         YEAR ENDED JULY 31,
                                                       2005      ------------------------------------------------
                                                    (UNAUDITED)    2004    2003      2002       2001       2000
                                                    -----------    ----    ----      ----       ----       ----
Net Asset Value, Beginning of Period............    $ 28.18      $ 24.01  $ 21.72   $ 26.29    $ 30.96    $ 28.00
                                                    -------      -------  -------   -------    -------    -------

Income (Loss) From Investment Operations
     Net Investment Income......................        .12(3)       .28      .25       .26        .13        .20
     Net Realized and Unrealized Gains (Losses).       2.94         4.16     2.24     (4.73)     (2.02)      3.45
                                                    -------      -------  -------   -------    -------    -------
       Total From Investment Operations.........       3.06         4.44     2.49     (4.47)     (1.89)      3.65

Dividends and Distributions
     Dividends from Net Investment Income.......       (.33)        (.27)    (.20)     (.10)      (.12)      (.07)
     Distributions in Excess of Net Investment
        Income..................................       -            -        -         -          (.02)      -
     Distributions from Realized Gains..........       -            -        -         -         (2.64)      (.62)
                                                    -------      -------  -------   -------    -------    -------
       Total  Dividends and Distributions.......       (.33)        (.27)    (.20)     (.10)     (2.78)      (.69)
                                                    -------      -------  -------   -------    -------    -------

Net Asset Value, End  of Period.................    $ 30.91      $ 28.18  $ 24.01   $ 21.72    $ 26.29    $ 30.96
                                                    =======      =======  =======   =======    =======    =======

Total Return(1).................................     10.87%       18.53%    11.53%  (17.04)%   (6.41)%     13.33%

Ratios/Supplemental Data

     Net Assets, End of Period
       (000,000 omitted) .......................     $1,918       $1,354    $1,057     $946     $1,465     $1,005

     Ratio of Expenses to Average Net Assets....      .59%*         .58%     .61%      .62%       .62%       .60%
     Ratio of Net Investment Income to Average
       Net Assets...............................     1.09%*       1.11%     1.19%      .79%       .77%       .59%

     Portfolio Turnover Rate(2).................         2%          6%       10%       22%        15%        29%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Per share calculations were based on average shares outstanding for the period.

*  Annualized.






SEE NOTES TO FINANCIAL STATEMENTS

DAVIS NEW YORK VENTURE FUND
FUND INFORMATION

================================================================================

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

FORM N-Q

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the fund's website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President, Bass &                    12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of Chicago;
                                                   and Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                      12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                            (asset management company)
                                                   Return Fund, LLLP; Of                           and Rodney Trust Company
                                                   Counsel to Gordon,                              (Delaware); Former Director,
                                                   Feinblatt, Rothman,                             Mid-Atlantic Realty Trust
                                                   Hoffberger and                                  (real estate investment
                                                   Hollander, LLC (law                             trust); Trustee, College of
                                                   firm).                                          Notre Dame of Maryland,

                                                                                                   McDonogh School and other
                                                                                                   public charities, private
                                                                                                   foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment                     12         Former Director, Markel
(born 12/16/61)                     since 2004     Officer, Markel                                 Corporation.
                                                   Corporation (insurance
                                                   company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe                   12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                              (engineering);Chairman, Santa
                                                   (energy project                                 Fe Center Enterprises,
                                                   development); Retired                           Investment Committee for
                                                   Chairman and                                    Microgeneration Technology
                                                   President, Public                               Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                             DIRECTORS - (CONTINUED)

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                        12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                                (semi-conductor
                                                   (semi-conductor                                 manufacturer), Cirrus Logic
                                                   manufacturer).                                  Corp. (semi-conductor
                                                                                                   manufacturer), Alliance
                                                                                                   Technology Fund (a mutual
                                                                                                   fund), Micro Component
                                                                                                   Technology, Inc.
                                                                                                   (micro-circuit handling and
                                                                                                   testing equipment
                                                                                                   manufacturer), LogicVision,
                                                                                                   Inc. (semi-conductor software
                                                                                                   company), and Tessera
                                                                                                   Technologies, Inc.
                                                                                                   (semi-conductor packaging
                                                                                                   company); Former Director,
                                                                                                   Novellus Systems, Inc.
                                                                                                   (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General                     12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                    (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad                  12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman, John                       12         Mayor, Incorporated Village
SMITH, JR.                          since 1994     Hassall, Inc.                                   of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman, Cantrock
                                                   Realty.

DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                             DIRECTORS - (CONTINUED)

                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner,                     12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until
                                                   1990; formerly Vice
                                                   President of Goldman
                                                   Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                       15         Director, the Selected Funds
(born 3/28/51)                      since 1999     President and Chief                             (consisting of three
                                                   Financial Officer,                              portfolios) since 1996;
                                                   Equity Office                                   Director, Modine
                                                   Properties Trust (a                             Manufacturing, Inc. (heat
                                                   real estate investment                          transfer technology);
                                                   trust); Former Chief                            Director, Chicago Bridge &
                                                   Administrative                                  Iron Company, N.V.
                                                   Officer, Crate &                                (industrial construction and
                                                   Barrel (home                                    engineering).
                                                   furnishings retailer);
                                                   former Vice President
                                                   and Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of               12         none
(born 8/16/35)     Chairman         since 1994     Equity Research,
                                                   Chairman of U.S.
                                                   Investment Policy Committee
                                                   and Member of the
                                                   International Investment
                                                   Committee, all for Fiduciary
                                                   Trust Company International
                                                   (money management firm)
                                                   Consultant to Davis Selected
                                                   Advisers, L.P.


DAVIS NEW YORK VENTURE FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                             DIRECTORS - (CONTINUED)


                                                                                  NUMBER OF
                                    TERM OF                                       PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                      FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING           OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS                DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice                    15         Director, the Selected Funds
(born 6/25/63)                      since 1997     President of each                               (consisting of three
                                                   Davis Fund and                                  portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                      15         Director, the Selected Funds
DAVIS                               since 1997     Officer, President or                           (consisting of three
(born 7/13/65)                                     Vice President of each                          portfolios) since 1998.
                                                   Davis Fund and
                                                   Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

                           DAVIS NEW YORK VENTURE FUND
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

          DIRECTORS                       OFFICERS
          Wesley E. Bass, Jr.             Jeremy H. Biggs
          Jeremy H. Biggs                     Chairman
          Marc P. Blum                    Christopher C. Davis
          Andrew  A. Davis                    President
          Christopher C. Davis            Andrew A. Davis
          Thomas S. Gayner                    Vice President
          Jerry D. Geist                  Kenneth C. Eich
          D. James Guzy                       Executive Vice President &
          G. Bernard Hamilton                 Principal Executive Officer
          Robert P. Morgenthau            Sharra L. Reed
          Theodore B. Smith, Jr.              Vice President & Chief Compliance
          Christian R. Sonne                  Officer
          Marsha Williams                 Douglas A. Haines
                                              Vice President
                                              & Principal Accounting Officer
                                          Thomas D. Tays
                                              Vice President & Secretary



INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P. O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLP
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT DAVIS NEW YORK VENTURE FUND, INC. INCLUDING MANAGEMENT FEE, CHARGES, AND EXPENSES, SEE THE CURRENT PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUND'S WEBSITE AT www.davisfunds.com.
================================================================================

                                                        DAVIS ADVISORS
                                                        2949 East Elvira Road
                                                        Suite 101
                                                        Tucson, AZ 85706
                                                        1-800-279-0279
                                                        davisfunds.com











[DAVIS FUNDS LOGO OMITTED]
DAVIS FUNDS
OVER 35 YEARS OF RELIABLE INVESTING (TRADEMARK)

DAVIS RESEARCH FUND

PART OF DAVIS NEW YORK VENTURE FUND, INC.


JANUARY 31, 2005


SEMI-ANNUAL REPORT




                           [DAVIS FUNDS LOGO OMITTED]

                                TABLE OF CONTENTS


Management's Discussion and Analysis.........................................2



Expense Example..............................................................4



Fund Overview................................................................6



Schedule of Investments......................................................7



Statement of Assets and Liabilities..........................................9



Statement of Operations.....................................................10



Statements of Changes in Net Assets.........................................11



Notes to Financial Statements...............................................12



Financial Highlights........................................................18



Fund Information............................................................21



Directors and Officers......................................................22

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
===============================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six-month period ended January 31, 2005, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 8.15%. U.S. economic activity, as measured by the gross domestic product, fell sharply in the third quarter then slowly increased through the fourth quarter of 2004. Interest rates, as measured by the 10-year Treasury bond, slowly declined from July through October of 2004, then slowly rose through January 2005.

PERFORMANCE OVERVIEW

Davis Research Fund's Class A shares delivered a total return on net asset value of 16.89% for the six-month period ended January 31, 2005(2). Over the same time period, the Standard & Poor's 500(R) Index(1) returned 8.15%. The Fund's investment strategy is to seek out companies with expanding earnings that can be purchased at value prices and held for the long-term. Under normal circumstances the Fund invests the majority of its assets in equity securities issued by large- and medium-capitalization companies.

The Fund's largest sector weightings were in automotive, media, and energy companies. The Fund's holdings in all three sectors outperformed the S&P 500(R) Index and contributed to the Fund's performance. The Fund invests in a focused selection of companies, and held only 20 positions on January 31, 2005.

The two automotive companies the Fund held, AutoZone(3) and AutoNation, performed well and contributed(4) to performance. Over the six-month period ended January 31, 2005, AutoZone increased 15.61% and AutoNation increased 18.11%. The Fund also held two media companies, Lagardere and WPP Group, that contributed to performance. Over the same six-month period, Lagardere increased 24.26% and WPP Group increased 18.22%, both after adjusting for exchange rates. The Fund owned three energy companies, Transocean, EOG Resources, and Occidental Petroleum, and all three performed well. Over the same six-month period, Transocean increased 54.93%, EOG Resources increased 17.05%, and Occidental Petroleum increased 19.71%.

Other companies which made important contributions to performance included Altria, a consumer products company, and Groupe Bruxelles, a diversified company. Over the six-month period ended January 31, 2005, Altria increased 37.73% and Groupe Bruxelles increased 34.61% after adjusting for exchange rates.

Companies which detracted from the Fund's performance included Takefuji, a financial services company, Kmart, a discount retailing company, and Pfizer, a health care company. Takefuji decreased 7.99%, after adjusting for exchange rates, prior to being sold in December 2004. Kmart decreased 9.23% since being purchased in November 2004. Pfizer decreased 3.14% while it was held in the portfolio.

The Fund's portfolio managers have identified a number of investment opportunities in foreign companies. The Fund had 23.79% of its portfolio invested in foreign companies at January 31, 2005. As a group the companies which the Fund owned outperformed the S&P 500(R) Index. Foreign companies contributing to performance included Lagardere, Groupe Bruxelles, and WPP Group. One foreign company detracting from performance was Takefuji. Each of these companies is discussed above.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
===============================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

This semi-annual report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Research Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Research Fund are: (1) market risk, (2) company risk,
(3) foreign country risk, (4) medium-capitalization risk, (5) focused portfolio risk, (6) headline risk, and (7) selection risk. See the prospectus for a full description of each risk.

(1) The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. Below are the average annual total returns for Davis Research Fund's Class A shares for the periods ended January 31, 2005. Returns for other classes of shares will vary from the following returns:


(Without a 4.75% sales charge taken into consideration)
--------------------------------------------------------------------------------
FUND NAME                   ONE YEAR       THREE YEARS          INCEPTION
------------------------- -------------- ---------------- ----------------------
Davis Research Fund A        14.22%           9.68%         8.81% - 10/31/01
--------------------------------------------------------------------------------

(With the maximum 4.75% sales charge taken into consideration)
--------------------------------------------------------------------------------
FUND NAME                   ONE YEAR       THREE YEARS          INCEPTION
------------------------- -------------- ---------------- ----------------------
Davis Research Fund A         8.76%           7.91%         7.19% - 10/31/01
--------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion and Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Fund's holdings of each company discussed.

(4) A company's contribution to the Fund's performance is a product of both its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS RESEARCH FUND
EXPENSE EXAMPLE (UNAUDITED)
================================================================================


                                                 BEGINNING             ENDING           EXPENSES PAID
                                               ACCOUNT VALUE        ACCOUNT VALUE      DURING PERIOD*
                                                (08/01/04)           (01/31/05)      (08/01/04-01/31/05)
                                                ----------           ----------      -------------------
CLASS A
  Actual......................................   $1,000.00            $1,168.92             $5.19
  Hypothetical................................   $1,000.00            $1,020.42             $4.84
CLASS B
  Actual......................................   $1,000.00            $1,159.30            $11.21
  Hypothetical................................   $1,000.00            $1,014.82            $10.46
CLASS C
  Actual......................................   $1,000.00            $1,159.30            $11.21
  Hypothetical................................   $1,000.00            $1,014.82            $10.46



Hypothetical assumes 5% annual return before expenses.


*Expenses are equal to the Class's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See page 5 for a description of the "Expense Example". The annualized expense ratios for the six-month period ended January 31, 2005 are as follows:


                                     ANNUALIZED
                                   EXPENSE RATIO
                                   -------------
Class A.....................           0.95%
Class B.....................           2.06%
Class C.....................           2.06%

DAVIS RESEARCH FUND
EXPENSE EXAMPLE (UNAUDITED) - CONTINUED
================================================================================


THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUND'S EXPENSE EXAMPLE. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 08/01/04 to 01/31/05. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Fund. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS RESEARCH FUND
FUND OVERVIEW
At January 31, 2005 (Unaudited)
================================================================================

PORTFOLIO MAKEUP (% OF FUND NET ASSETS)      SECTOR WEIGHTINGS
                                           (% OF STOCK HOLDINGS)

[GRAPHIC OMITTED]                           [GRAPHIC OMITTED]

Short Term Investments,                     Automotive 21.2%
Other Assets & Liabilitites 4.6%            Property/Casualty Insurance 4.7%
Common Stock 95.4%                          Consumer Products 5.1%
                                            Energy 12.1%
                                            Food/Beverage & Restaurant 3.3%
                                            Discount Retailer 10.4%
                                            Diversified 4.5%
                                            Building Residential/Commercial 3.6%
                                            Media 16.7%
                                            Health Care 5.8%
                                            Cable Television 6.6%
                                            Building Products 6.0%


TOP 10 HOLDINGS                                                                 % OF FUND
SECURITY                               SECTOR                                   NET ASSETS
--------------------------------------------------------------------------------------------------
AutoZone, Inc.                               Automotive                                  15.14%
Lagardere S.C.A.                             Media                                       11.99%
Comcast Corp., Special Class A               Cable Television                             6.34%
AutoNation, Inc.                             Automotive                                   5.12%
Altria Group, Inc.                           Consumer Products                            4.83%
EOG Resources, Inc.                          Energy                                       4.75%
Berkshire Hathaway Inc., Class A             Property/Casualty Insurance                  4.45%
Groupe Bruxelles Lambert S.A.                Diversified                                  4.30%
Transocean Inc.                              Energy                                       4.10%
WPP Group PLC                                Media                                        3.89%

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS
January 31, 2005 (Unaudited)


                                                                                           VALUE
SHARES                                           SECURITY                                 (NOTE 1)
==================================================================================================
COMMON STOCK - (95.38%)

   AUTOMOTIVE - (20.26%)
        92,300  AutoNation, Inc.*................................................ $    1,757,392
        58,300  AutoZone, Inc.*..................................................      5,203,275
                                                                                  --------------
                                                                                       6,960,667
                                                                                  --------------
   BUILDING PRODUCTS - (5.74%)
        31,200  Home Depot, Inc. ................................................      1,287,312
        12,000  Lowe's Cos, Inc. ................................................        683,880
                                                                                  --------------
                                                                                       1,971,192
                                                                                  --------------
   BUILDING RESIDENTIAL/COMMERCIAL - (3.41%)
        15,000  Toll Brothers, Inc.*.............................................      1,171,050
                                                                                  --------------
   CABLE TELEVISION - (6.34%)
        68,900  Comcast Corp., Special Class A*..................................      2,177,584
                                                                                  --------------
   CONSUMER PRODUCTS - (4.83%)
        26,000  Altria Group, Inc. ..............................................      1,659,580
                                                                                  --------------
   DISCOUNT RETAILER - (9.93%)
        23,500  Costco Wholesale Corp. ..........................................      1,110,140
        11,000  Kmart Holding Corp.*.............................................      1,037,410
        50,500  TJX Cos., Inc. ..................................................      1,264,520
                                                                                  --------------
                                                                                       3,412,070
                                                                                  --------------
   DIVERSIFIED - (4.30%)
        17,700  Groupe Bruxelles Lambert S.A. ...................................      1,476,221
                                                                                  --------------
   ENERGY - (11.57%)
        22,000  EOG Resources, Inc. .............................................      1,633,500
        16,000  Occidental Petroleum Corp. ......................................        934,080
        32,000  Transocean Inc.*.................................................      1,408,000
                                                                                  --------------
                                                                                       3,975,580
                                                                                  --------------
   FOOD/BEVERAGE & RESTAURANT - (3.11%)
        33,000  McDonald's Corp. ................................................      1,068,870
                                                                                  --------------
   HEALTH CARE - (5.56%)
        18,600  Cardinal Health, Inc. ...........................................      1,047,552
        18,000  Novartis AG, Registered..........................................        864,437
                                                                                  --------------
                                                                                       1,911,989
                                                                                  --------------
   MEDIA - (15.88%)
        54,500  Lagardere S.C.A. ................................................      4,118,624
       122,800  WPP Group PLC....................................................      1,336,005
                                                                                  --------------
                                                                                       5,454,629
                                                                                  --------------
   PROPERTY/CASUALTY INSURANCE - (4.45%)
            17  Berkshire Hathaway Inc., Class A*................................      1,528,300
                                                                                  --------------

                Total Common Stock - (identified cost $23,571,334)...............     32,767,732
                                                                                  --------------

DAVIS RESEARCH FUND
SCHEDULE OF INVESTMENTS - Continued
January 31, 2005 (Unaudited)


                                                                                                         VALUE
PRINCIPAL                                        SECURITY                                               (NOTE 1)
================================================================================================================
SHORT TERM INVESTMENTS - (4.63%)

    $  406,000  Banc of America Securities LLC Joint Repurchase Agreement, 2.50%,
                    02/01/05, dated 01/31/05, repurchase value of $406,028
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $414,120)............................................... $      406,000
       339,000  Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.50%,
                    02/01/05, dated 01/31/05, repurchase value of $339,024
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $345,780)...............................................        339,000
       451,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 2.52%,
                    02/01/05, dated 01/31/05, repurchase value of $451,032
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $460,020)...............................................        451,000
       394,000  UBS Financial Services Inc.  Joint Repurchase Agreement, 2.50%,
                    02/01/05, dated 01/31/05, repurchase value of $394,027
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $401,880)...............................................        394,000
                                                                                                --------------

                Total Short Term Investments - (identified cost $1,590,000)....................      1,590,000
                                                                                                --------------

                Total Investments - (100.01%) - (identified cost $25,161,334) - (a)............     34,357,732
                Liabilities Less Other Assets - (0.01%)........................................         (1,907)
                                                                                                --------------
                           Net Assets - (100%)................................................. $   34,355,825
                                                                                                ==============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $25,182,567. At January
31, 2005, unrealized appreciation (depreciation) of securities for Federal
Income Tax purposes is as follows:

                Unrealized appreciation........................................................ $    9,227,961
                Unrealized depreciation........................................................        (52,796)
                                                                                                --------------
                           Net unrealized appreciation......................................... $    9,175,165
                                                                                                ==============



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
STATEMENT OF ASSETS AND LIABILITIES
At January 31, 2005 (Unaudited)
================================================================================

ASSETS:
     Investments in securities, at value (identified cost $25,161,334) (see accompanying
         Schedule of Investments).........................................................   $      34,357,732
     Cash ................................................................................               2,127
     Receivables:
         Investment securities sold.......................................................             447,510
         Dividends and interest receivable................................................              10,225
                                                                                             -----------------
              Total assets................................................................          34,817,594
                                                                                             -----------------

LIABILITIES:
     Payables:
         Investment securities purchased..................................................             422,754
     Accrued expenses.....................................................................              16,835
     Accrued management fee...............................................................              22,180
                                                                                             -----------------
              Total liabilities...........................................................             461,769
                                                                                             -----------------

NET ASSETS ...............................................................................   $      34,355,825
                                                                                             =================

NET ASSETS CONSIST OF:
     Par value of shares of capital stock.................................................   $         132,896
     Additional paid-in capital...........................................................          26,413,237
     Undistributed net investment loss....................................................             (30,821)
     Net unrealized appreciation on investments and translation of assets and
         liabilities denominated in foreign currency......................................           9,197,943
     Accumulated net realized losses from investments and foreign currency transactions...          (1,357,430)
                                                                                             -----------------
              Net assets..................................................................   $      34,355,825
                                                                                             =================

     CLASS A SHARES
         Net assets.......................................................................   $      34,353,207
         Shares outstanding...............................................................           2,657,717
         Net asset value and redemption price per share ..................................           $   12.93
                                                                                                     =========
         Maximum offering price per share (100/95.25 of $12.93)*..........................           $   13.57
                                                                                                     =========
     CLASS B SHARES
         Net assets.......................................................................   $           1,309
         Shares outstanding...............................................................                 104
         Net asset value, offering and redemption price per share.........................           $   12.59
                                                                                                     =========
     CLASS C SHARES
         Net assets.......................................................................   $           1,309
         Shares outstanding...............................................................                 104
         Net asset value, offering and redemption price per share.........................           $   12.59
                                                                                                     =========


* On purchases of $100,000 or more, the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
STATEMENT OF OPERATIONS
For the six months ended January 31, 2005 (Unaudited)
================================================================================


INVESTMENT INCOME (LOSS):
     Income:
         Dividends (Net of foreign withholding taxes of $178).............................   $         107,773
         Interest.........................................................................              17,517
                                                                                             -----------------
                 Total income.............................................................             125,290

     Expenses:
         Management fees (Note 3)........................................  $       119,740
         Custodian fees..................................................           16,107
         Transfer agent fees
              Class A....................................................              226
              Class B....................................................                2
              Class C....................................................                2
         Audit fees......................................................            6,000
         Legal fees......................................................              315
         Accounting fees (Note 3)........................................            3,000
         Reports to shareholders ........................................              251
         Directors' fees and expenses ...................................              337
         Registration and filing fees ...................................            1,749
         Miscellaneous ..................................................            3,422
         Payments under distribution plan (Note 4)
              Class B....................................................                5
              Class C....................................................                5
                                                                           ---------------
                  Total expenses..........................................................             151,161
                  Expenses paid indirectly (Note 6).......................................                 (23)
                                                                                             -----------------
                  Net expenses............................................................             151,138
                                                                                             -----------------
                      Net investment loss ................................................             (25,848)
                                                                                             -----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
     Net realized gain (loss) from:
         Investment transactions..........................................................             290,426
         Foreign currency transactions....................................................                (792)
     Net increase in unrealized appreciation on investments and translation of
         assets and liabilities denominated in foreign currency...........................           4,705,592
                                                                                             -----------------
         Net realized and unrealized gain on investments and foreign currency.............           4,995,226
                                                                                             -----------------
                  Net increase in net assets resulting from operations ...................   $       4,969,378
                                                                                             =================




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
StatementS of Changes in Net Assets
================================================================================


                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                             JANUARY 31,            JULY 31,
                                                                                2005                  2004
                                                                                ----                  ----
OPERATIONS:
     Net investment income (loss)....................................  $         (25,848)      $       175,136
     Net realized gain from investments and
             foreign currency transactions...........................            289,634             1,431,279
     Net increase in unrealized appreciation  on
         investments and translation of assets and liabilities
         denominated in foreign currency.............................          4,705,592             1,657,866
                                                                       -----------------       ---------------
         Net increase in net assets resulting from operations........          4,969,378             3,264,281

DIVIDENDS AND DISTRIBUTIONS
     TO SHAREHOLDERS FROM:

     Net investment income:
         Class A  ...................................................           (118,936)             (188,738)

CAPITAL SHARE TRANSACTIONS:

     Net increase (decrease) in net assets resulting from capital share transactions (Note 5):

         Class A  ...................................................            (24,637)              283,429
         Class B  ...................................................              -                     -
         Class C  ...................................................              -                     -
                                                                       -----------------       ---------------
         Total increase in net assets................................          4,825,805             3,358,972

NET ASSETS:

     Beginning of period.............................................         29,530,020            26,171,048
                                                                       -----------------       ---------------
     End of period...................................................  $      34,355,825       $    29,530,020
                                                                       =================       ===============

         *Including undistributed net investment income (loss) of....  $        (30,821)       $       113,963




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS
January 31, 2005 (Unaudited)
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Fund is a separate series of Davis New York Venture Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is long term growth of capital. The Fund commenced operations on October 31, 2001. The Fund offers shares in three classes, Class A, Class B, and Class C. The Class A shares are sold with a front-end sales charge and the Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class's distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January 31, 2005 (Unaudited)
================================================================================


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

    Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At January 31, 2005, the Fund had approximately $1,626,000 of capital loss carryforwards available to offset future capital gains, if any, which expire in 2011.

SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of the dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for Federal income tax purposes. Also, due to the timing of the dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January 31, 2005 (Unaudited)
================================================================================

NOTE 2 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2005, were $5,999,460 and $5,464,216, respectively.

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Advisory fees are paid to Davis Advisors (the "Adviser"), the Fund's investment adviser, at the annual rate of 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million and 0.55% of the average net assets in excess of $500 million. Management fees paid during the six months ended January 31, 2005, approximated 0.75% of average net assets.

    State Street Bank & Trust Co. ("State Street Bank") is the Fund's primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the six months ended January 31, 2005 amounted to $46. State Street Bank is the Fund's primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee amounted to $3,000 for the six months ended January 31, 2005. Certain directors and the officers of the Fund are also directors and officers of the general partner of the Adviser.

    Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES

       CLASS A SHARES

    Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

    During the six months ended January 31, 2005, Davis Distributors, LLC, the Fund's Underwriter (the "Underwriter" or "Distributor") received no commissions earned on sales of Class A shares of the Fund.

    The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at an annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts for which the Underwriter pays no service fees to other firms. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2005.

       CLASS B SHARES

    Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within six years of purchase.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January 31, 2005 (Unaudited)
================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

    The Fund pays a distribution fee to reimburse Davis Distributors, LLC (the "Distributor") for commission advances on the sale of the Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rule also limits the aggregate amount the Fund may pay for distribution to 6.25% of gross Fund sales since inception of the Rule 12b-1 plan, plus interest, at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

    During the six months ended January 31, 2005, Class B shares of the Fund made distribution payments of $5. During the six months ended January 31, 2005, there were no payments made for service fees.

    There were no commission advances by the Distributor during the six months ended January 31, 2005 on the sale of Class B shares of the Fund.

    The Distributor intends to seek payment from Class B shares of the Fund in the amount of $46, which represents the maximum amount allowed under applicable NASD rules discussed above. The Fund has no contractual obligation to pay any such distribution charges and the amount, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Fund or the Distributor.

    A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Fund within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the six months ended January 31, 2005, the Distributor received no contingent deferred sales charges from Class B shares of the Fund.

       CLASS C SHARES

    Class C shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January 31, 2005 (Unaudited)
================================================================================

NOTE 4 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

    During the six months ended January 31, 2005, Class C shares of the Fund made distribution payments of $5. During the six months ended January 31, 2005, there were no payments made for service fees. During the six months ended January 31, 2005, the Distributor received no contingent deferred sales charges from Class C shares of the Fund.

NOTE 5 - CAPITAL STOCK

    At January 31, 2005, there were 3,000,000,000 shares of capital stock ($0.05 par value per share) authorized, 500,000,000 of which shares are classified as Davis Research Fund. Transactions in capital stock were as follows:


CLASS A
-------

                                                        SIX MONTHS ENDED
                                                        JANUARY 31, 2005                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2004
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT          SHARES           AMOUNT
                                                 -------------   ---------------  ------------   --------------
Shares subscribed..............................          8,842   $       110,132         9,095   $       98,800
Shares issued in reinvestment of distributions.          9,227           118,936        16,988          188,738
                                                 -------------   ---------------  ------------   --------------
                                                        18,069           229,068        26,083          287,538
Shares redeemed................................        (20,314)         (253,705)         (370)          (4,109)
                                                 -------------   ---------------  ------------   --------------
     Net increase .............................         (2,245)  $       (24,637)       25,713   $      283,429
                                                 =============   ===============  ============   ==============

CLASS B
-------
                                                        SIX MONTHS ENDED
                                                        JANUARY 31, 2005                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2004
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT          SHARES           AMOUNT
                                                 -------------   ---------------  ------------   --------------
Shares subscribed..............................        -         $       -              -        $        -
Shares redeemed................................        -                 -              -                 -
                                                 -------------   ---------------  ------------   --------------
     Net decrease..............................        -         $       -              -        $        -
                                                 =============   ===============  ============   ==============

CLASS C
-------
                                                        SIX MONTHS ENDED
                                                        JANURAY 31, 2005                  YEAR ENDED
                                                           (UNAUDITED)                   JULY 31, 2004
                                                 -------------------------------  -----------------------------
                                                    SHARES           AMOUNT          SHARES           AMOUNT
                                                 -------------   ---------------  ------------   --------------
Shares subscribed..............................        -         $       -              -        $        -
Shares redeemed................................        -                 -              -                 -
                                                 -------------   ---------------  ------------   --------------
     Net decrease..............................        -         $       -              -        $        -
                                                 =============   ===============  ============   ==============


DAVIS RESEARCH FUND
NOTES TO FINANCIAL STATEMENTS - (Continued)
January 31, 2005 (Unaudited)
================================================================================

NOTE 6 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $23 during the six months ended January 31, 2005.

NOTE 7 - BANK BORROWINGS

    The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other Davis Funds in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. The Fund had no borrowings outstanding for the six months ended January 31, 2005.

NOTE 8 - LITIGATION MATTERS

    On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. ("Davis Advisors") including the Davis Research Fund. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits have been consolidated into a single action. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Fund does not expect this lawsuit to have a material adverse effect on the assets or results of the Fund.

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS A
================================================================================

Financial Highlights for a share of capital stock outstanding throughout the period.




                                                                                                    OCTOBER 31, 2001
                                                          SIX MONTHS                                  (COMMENCEMENT
                                                            ENDED              YEAR ENDED             OF OPERATIONS)
                                                          JANUARY 31,             JULY 31,              THROUGH
                                                              2005         ----------------------       JULY 31,
                                                          (UNAUDITED)       2004           2003           2002
                                                            -------        -------        -------        -------
Net Asset Value, Beginning of Period....................    $ 11.10        $  9.93        $  8.23        $ 10.00
                                                            -------        -------        -------        -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Income (Loss).......................      (0.01)          0.06           0.07           0.06
     Net Realized and Unrealized Gains (Losses).........       1.89           1.18           1.69          (1.82)
                                                            -------        -------        -------        -------
       Total From Investment Operations.................       1.88           1.24           1.76          (1.76)

Dividends and Distributions
---------------------------
     Dividends from Net Investment Income...............      (0.05)         (0.07)         (0.06)         (0.01)
                                                            -------        -------        -------        -------

Net Asset Value, End  of Period.........................    $ 12.93        $ 11.10        $  9.93        $  8.23
                                                            =======        =======        =======        =======

Total Return(1).........................................      16.89%         12.50%         21.56%        (17.62)%
---------------

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted)............    $34,353        $29,528        $26,169        $21,623
     Ratio of Expenses to Average Net Assets............       0.95%*         0.99%          1.03%          1.05%*
     Ratio of Net Investment Income (Loss) to
       Average Net Assets...............................      (0.17)%*        0.60%          0.87%          0.81%*
     Portfolio Turnover Rate(2).........................         18%            44%           119%            45%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


*  Annualized.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS B
================================================================================


Financial Highlights for a share of capital stock outstanding throughout the period.



                                                                                              OCTOBER 31, 2001
                                                     SIX MONTHS                                (COMMENCEMENT
                                                        ENDED               YEAR ENDED         OF OPERATIONS)
                                                     JANUARY 31,             JULY 31,             THROUGH
                                                        2005          ----------------------      JULY 31,
                                                     (UNAUDITED)        2004          2003          2002
                                                       -------        -------        -------      -------
Net Asset Value, Beginning of Period...............    $ 10.86        $  9.79        $  8.17      $ 10.00
                                                       -------        -------        -------      -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Loss...........................      (0.10)         (0.09)         (0.06)       (0.02)
     Net Realized and Unrealized Gains (Losses)....       1.83           1.16           1.68        (1.81)
                                                       -------        -------        -------      -------
       Total From Investment Operations............       1.73           1.07           1.62        (1.83)

Net Asset Value, End  of Period....................    $ 12.59        $ 10.86        $  9.79      $  8.17
                                                       =======        =======        =======      =======

Total Return(1)....................................      15.93%         10.93%         19.83%      (18.30)%
--------------

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted).......         $1             $1             $1           $1
     Ratio of Expenses to Average Net Assets.......       2.06%*         2.05%          2.06%        2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets..................................      (1.28)%*       (0.46)%        (0.16)%      (0.18)%*
     Portfolio Turnover Rate(2)....................         18%            44%           119%          45%


(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

*  Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
FINANCIAL HIGHLIGHTS
CLASS C
================================================================================


Financial Highlights for a share of capital stock outstanding throughout the period.


                                                                                                         OCTOBER 31, 2001
                                                       SIX MONTHS                                         (COMMENCEMENT
                                                          ENDED                   YEAR ENDED              OF OPERATIONS)
                                                       JANUARY 31,                  JULY 31,                 THROUGH
                                                          2005             -------------------------         JULY 31,
                                                       (UNAUDITED)           2004              2003            2002
                                                         -------           -------           -------         -------
Net Asset Value, Beginning of Period.................    $ 10.86           $  9.79           $  8.17         $ 10.00
                                                         -------           -------           -------         -------

Income (Loss) From Investment Operations
----------------------------------------
     Net Investment Loss.............................      (0.10)            (0.09)            (0.06)          (0.02)
     Net Realized and Unrealized Gains (Losses)......       1.83              1.16              1.68           (1.81)
                                                         -------           -------           -------         -------
       Total From Investment Operations..............       1.73              1.07              1.62           (1.83)

Net Asset Value, End  of Period......................    $ 12.59           $ 10.86           $  9.79         $  8.17
                                                         =======           =======           =======         =======

Total Return(1)......................................      15.93%            10.93%           (19.83)%        (18.30)%
---------------

Ratios/Supplemental Data
------------------------

     Net Assets, End of Period (000 omitted).........         $1                $1                $1              $1
     Ratio of Expenses to Average Net Assets.........       2.06%*            2.05%             2.06%           2.04%*
     Ratio of Net Investment Loss to Average
       Net Assets....................................      (1.28)%*          (0.46)%           (0.16)%         (0.18)%*
     Portfolio Turnover Rate(2)......................         18%               44%              119%             45%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.


*  Annualized.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS RESEARCH FUND
FUND INFORMATION
================================================================================
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

     The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, and (ii) on the SEC's website at www.sec.gov.

     In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-2279, and (ii) on the SEC's website at www.sec.gov.

FORM N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
--------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            12         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
                                                   First Deputy City
                                                   Treasurer, City of Chicago;
                                                   and Executive Vice President,
                                                   Chicago Title and Trust
                                                   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                12         Director, Legg Mason Trust
(born 9/9/42)                       since 1986     Officer, World Total                      (asset management company)
                                                   Return Fund, LLLP; Of                     and Rodney Trust Company
                                                   Counsel to Gordon,                        (Delaware); Former Director,
                                                   Feinblatt, Rothman,                       Mid-Atlantic Realty Trust
                                                   Hoffberger and                            (real estate investment
                                                   Hollander, LLC (law                       trust); Trustee, College of
                                                   firm).                                    Notre Dame of Maryland, McDonogh
                                                                                             School and other public charities,
                                                                                             private foundations, and businesses.

THOMAS S. GAYNER   Director         director       Chief Investment               12         Former Director, Markel
(born 12/16/61)                     since 2004     Officer Markel                            Corporation.
                                                   Corporation (insurance
                                                   company).

JERRY D. GEIST     Director         director       Chairman, Santa Fe             12         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering);Chairman, Santa
                                                   (energy project                           Fe Center Enterprises,
                                                   development); Retired                     Investment Committee for
                                                   Chairman and                              Microgeneration Technology
                                                   President, Public                         Fund, UTECH Funds.
                                                   Service Company of New
                                                   Mexico.



DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                             DIRECTORS - (CONTINUED)

                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY      Director         director       Chairman, PLX                  12         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
                                                   (semi-conductor                           manufacturer), Cirrus Logic
                                                   manufacturer).                            Corp. (semi-conductor
                                                                                             manufacturer), Alliance
                                                                                             Technology Fund (a mutual
                                                                                             fund), Micro Component
                                                                                             Technology, Inc.
                                                                                             (micro-circuit handling and
                                                                                             testing equipment
                                                                                             manufacturer), LogicVision,
                                                                                             Inc. (semi-conductor software
                                                                                             company), and Tessera
                                                                                             Technologies, Inc.
                                                                                             (semi-conductor packaging
                                                                                             company); Former Director,
                                                                                             Novellus Systems, Inc.
                                                                                             (semi-conductor manufacturer).

G. BERNARD         Director         director       Managing General               12         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
                                                  (investment
                                                   partnership).

ROBERT P.          Director         director       Chairman, Northroad            12         none
MORGENTHAU                          since 2002     Capital Management,
(born 3/22/57)                                     LLC (an investment
                                                   management firm) since June
                                                   2002; President of Private
                                                   Advisory Services of Bank of
                                                   America (an investment
                                                   management firm) from 2001
                                                   until 2002; prior to that a
                                                   managing director and global
                                                   head of marketing and
                                                   distribution for Lazard Asset
                                                   Management (an investment
                                                   management firm) for ten
                                                   years.

THEODORE B.        Director         director       Chairman of John               12         Mayor,  Incorporated Village
SMITH, JR.                          since 1994     Hassall, Inc.                             of Mill Neck.
(born 12/23/32)                                    (fastener
                                                   manufacturing);
                                                   Chairman of Cantrock
                                                   Realty.



DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                             DIRECTORS - (CONTINUED)


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             12         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
                                                   development firm);
                                                   President and Chief
                                                   Executive Officer of
                                                   Mulford Securities
                                                   Corporation (private
                                                   investment fund) until 1990;
                                                   formerly Vice President of
                                                   Goldman Sachs & Co.
                                                   (investment banking).

MARSHA WILLIAMS    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of three
                                                   Financial Officer of                      portfolios) since 1996;
                                                   Equity Office                             Director, Modine
                                                   Properties Trust (a                       Manufacturing, Inc. (heat
                                                   real estate investment                    transfer technology);
                                                   trust); Former Chief                      Director, Chicago Bridge &
                                                   Administrative Officer                    Iron Company, N.V.
                                                   of Crate & Barrel                         (industrial construction and
                                                   (home furnishings                         engineering).
                                                   retailer); former Vice
                                                   President and
                                                   Treasurer, Amoco
                                                   Corporation (oil & gas
                                                   company).

INSIDE DIRECTORS*

JEREMY H. BIGGS    Director/        director       Vice Chairman, Head of         12         none
(born 8/16/35)     Chairman         since 1994     Equity Research, Vice
                                                   Chairman of U.S.
                                                   Investment Policy
                                                   Committee and Member
                                                   of the International
                                                   Investment Committee,
                                                   all for Fiduciary
                                                   Trust Company
                                                   International (money
                                                   management firm)
                                                   Consultant to Davis
                                                   Selected Advisers,
                                                   L.P.



DAVIS RESEARCH FUND
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                             DIRECTORS - (CONTINUED)


                                                                            NUMBER OF
                                    TERM OF                                 PORTFOLIOS IN
                                    OFFICE AND     PRINCIPAL                FUND COMPLEX
                   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of three
                                                   Davis Fund and                            portfolios) since 1998.
                                                   Selected Fund;
                                                   President, Davis
                                                   Selected Advisers,
                                                   L.P., and also serves
                                                   as an executive
                                                   officer in certain
                                                   companies affiliated
                                                   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of three
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
                                                   Davis Fund and
                                                   Selected Fund;
                                                   Chairman and Chief
                                                   Executive Officer,
                                                   Davis Selected
                                                   Advisers, L.P., and
                                                   also serves as an
                                                   executive officer in
                                                   certain companies
                                                   affiliated with the
                                                   Adviser, including
                                                   sole member of the
                                                   Adviser's general
                                                   partner, Davis
                                                   Investments, LLC;
                                                   Employee of Shelby
                                                   Cullom Davis & Co.
                                                   (registered
                                                   broker/dealer).

*  Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of
   1940. Andrew A. Davis and Christopher C. Davis are brothers.



                                   DAVIS RESEARCH FUND
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

        DIRECTORS                          OFFICERS
        Wesley E. Bass, Jr.                Jeremy H. Biggs
        Jeremy H. Biggs                        Chairman
        Marc P. Blum                       Christopher C. Davis
        Andrew  A. Davis                       President
        Christopher C. Davis               Andrew A. Davis
        Thomas S. Gayner                       Vice President
        Jerry D. Geist                     Kenneth C. Eich
        D. James Guzy                          Executive Vice President &
        G. Bernard Hamilton                    Principal Executive Officer
        Robert P. Morgenthau               Sharra L. Reed
        Theodore B. Smith, Jr.                 Vice President & Chief Compliance
        Christian R. Sonne                     Officer
        Marsha Williams                    Douglas A. Haines
                                               Vice President
                                               & Principal Accounting Officer
                                           Thomas D. Tays
                                                  Vice President & Secretary
INVESTMENT ADVISER
Davis Selected Advisers, L.P. (doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLC
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT DAVIS RESEARCH FUND INCLUDING MANAGEMENT FEES, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279.
================================================================================

Item 2.  Code of Ethics - Not Applicable

Item 3.  Audit Committee Financial Expert - Not Applicable

Item 4.  Principal Accountant Fees and Services - Not Applicable

Item 5.  Audit Committee of Listed Registrants - Not Applicable

Item 6.  Schedule of Investments - Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9. Purchase of Equity Securities by Closed-End Mangement Investment Company and Affiliated Purchases - Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 12. Exhibits

	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  April 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  April 6, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  April 6, 2005